Other Liabilities - Summary of Reinsurance Premiums Ceded (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ 1,428	$ 1,786	$ 1,828
Direct premium income [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	1,582	1,944	1,976
Ceded premiums [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ (154)	$ (158)	$ (148)